SHARE-BASED COMPENSATION (Details 6) - CNY (¥)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation
Recognized share-based compensation expense		¥ 16,040,947	¥ 13,983,246	¥ 12,681,141
2014 Plan
Share-based compensation
Risk-free interest rate (as a percent)			2.14%
Option term			10 years
Volatility (as a percent)			55.00%
Dividend yield			0.00%
Expected weighted-average recognized period		2 years 4 months 13 days
Expected forfeiture rate (post-vesting) of executive level		0.00%
Expected forfeiture rate (post-vesting) of non-executive level		10.00%
Recognized share-based compensation expense		¥ 2,329,254	¥ 1,422,381
Total unrecognized compensation expense		¥ 5,477,953
2014 Plan | Minimum
Share-based compensation
Exercise multiple			2
Expected forfeiture rate (post-vesting)	[1]		0.00%
2014 Plan | Maximum
Share-based compensation
Exercise multiple			2.5
Expected forfeiture rate (post-vesting)	[1]		10.00%

[1]	0%/10% post-vesting forfeiture rate of which the executive level is 0% and the non-executive level is 10% was applied in the valuation model due to the executive position held by the grantee and represents the Company’s estimate of the grantees’ forfeiture pattern.